(Loss)/Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary Of Computation Of Earnings Per Share Basic	The following table sets forth the computation of basic net (loss)/earnings per share for the following periods:

	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Basic (Loss)/Earnings Per Share
Numerator:
Net (loss)/income attributable to ordinary shareholders	(42,614)	(11,765)	3,430	526
Less: Noncumulative dividends to Preferred Shares	—	—	(1,059)	(162)

Net income/(loss) attributable to ordinary shareholders for computing basic (loss)/earnings per ordinary share	(42,614)	(11,765)	2,371	364
Denominator:
Weighted average number of shares outstanding	14,972,760	14,972,760	28,282,187	28,282,187

(Loss)/earnings per share - basic	(2.85)	(0.79)	0.08	0.01

Summary Of Computation Of Earnings Per Share Diluted
The following table sets forth the computation of diluted net (loss)/earnings per share for the following periods:

	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Diluted (Loss)/Earnings Per Share
Numerator:
Net (loss)/income attributable to ordinary shareholders for computing basic (loss)/earnings per ordinary share	(42,614)	(11,765)	2,371	364
Add: Noncumulative dividends to Preferred Shares	—	—	1,059	162

Net (loss)/income attributable to ordinary shareholders for computing diluted (loss)/earnings per ordinary share	(42,614)	(11,765)	3,430	526
Denominator:
Weighted average number of shares outstanding	14,972,760	14,972,760	28,282,187	28,282,187
Dilutive share options	—	—	7,561,986	7,561,986
Weighted average number of effect of convertible Preferred Shares	—	—	12,627,507	12,627,507
Weighted average ordinary shares issuable in connection with business combination	—	—	46,307	46,307

Weighted average number of shares outstanding- diluted	14,972,760	14,972,760	48,517,987	48,517,987

(Loss)/earnings per share - diluted	(2.85)	(0.79)	0.07	0.01